Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 553,954	Taxes	MEXICO		Government of Mexico, Secretariat of Economy		Gold and Silver
#: 2
	497,451	Fees	MEXICO		Government of Mexico, Secretariat of Economy		Gold and Silver
#: 3
	146,263	Fees	MEXICO		Ejido San Felipe		Gold and Silver
#: 4
	116,431	Fees	MEXICO		Ejido San Jose de las Bocas		Gold and Silver
#: 5
	376,077	Taxes	UNITED STATES		Shoshone County Tax Collector		Gold and Silver
#: 6
	384,733	Fees	UNITED STATES		Pension Benefit Guaranty Corporation		Gold and Silver
#: 7
	304,465	Fees	UNITED STATES	IDAHO	Idaho Department of the Environment		Gold and Silver
#: 8
	115,670	Fees	UNITED STATES	NEVADA	Nevada Division of Environmental Protection		Gold and Silver
#: 9
	216,541	Fees	UNITED STATES		Government of United States of America, US Department of Interior		Gold and Silver
#: 10
	176,066	Fees	UNITED STATES		Government of United States of America, Bureau of Land Management		Gold and Silver
#: 11
	553,954	Taxes	MEXICO			Cosal Operations	Gold and Silver
#: 12
	760,145	Fees	MEXICO			Cosal Operations	Gold and Silver
#: 13
	376,077	Taxes	UNITED STATES			Galena Complex	Gold and Silver
#: 14
	834,800	Fees	UNITED STATES			Galena Complex	Gold and Silver
#: 15
	291,736	Fees	UNITED STATES			Relief Canyon	Gold and Silver
#: 16
	$ 70,939	Fees	UNITED STATES			Drumlummon	Gold and Silver